Segment Information - Net Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 7,404	$ 8,082	$ 8,493
The Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,905	1,860	1,524
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	200	289	189
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	61	78	131
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,003	1,041	1,014
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,831	3,860	3,784
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	368	420	418
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 36	$ 534	$ 1,433